Other Current Assets and Other Assets (Details) - Schedule of Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Prepaid Insurance	$ 409,216	$ 244,215	$ 223,318
Unamortized working capital facility fees - current		199,156
Prepaid Third Party Services	117,875	135,405	276,085
Other	245,852	150,566	3,318
Total other current assets	$ 772,943	$ 729,342	$ 502,721